Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
7.	Accounts Payable and Accrued Liabilities

	March 31, 2026	March 31, 2025
Trade and other payables	$821,480	$411,565
Accrued liabilities	56,700	147,200
Totals	$878,180	$558,765